Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 13, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Amendment Description	Explanatory Note This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, Registration No. 333-178643, is filed for the purpose of including the Registrant's financial statements for the fiscal year ended December 31, 2011 contained in the Registrant's Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 14, 2012, and include such financial statements formatted in XBRL (eXtensible Business Reporting Language) and to update this registration statement for certain disclosures contained in the Form 10-K.
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	MAGNEGAS CORP
Entity Central Index Key	0001353487
Entity Public Float			$ 13,976,000
Entity Common Stock, Shares Outstanding		154,389,296
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	POS AM